SUBSEQUENT EVENTS - Additional Information (Detail)	Jan. 06, 2022 USD ($) shares	Jan. 05, 2022 USD ($) $ / shares shares	Jan. 03, 2022 USD ($) shares	Mar. 21, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.000001	$ 0.000001
Dave Inc [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares		$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Adjustment to additional paid in capital derivative asset on loans		$ 35,300,000
Adjustment to additional paid in capital loan to stockholders		15,200,000
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock shares repurchased during the period shares | shares			146,565
Stock shares repurchased during the period value			$ 1,600,000
Payment for the repurchase of shares			$ 1,600,000
Subsequent Event [Member] | Two Thousand And Seventeen Plan [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Deferred share based compensation expense for options not vested		$ 1,900,000
Subsequent Event [Member] | Repurchase Agreement [Member]
Subsequent Event [Line Items]
Repurchase price per share | $ / shares		$ 10.00
Minimum amount of cash to be maintanied for shares to be repurchased		$ 300,000,000.0
Subsequent Event [Member] | Settlement Of Other Agreement [Member]
Subsequent Event [Line Items]
Exchange ratio pursuant to the terms of business combination	1.354387513
Minimum amount of debt to be cumulatively drawn per tranche for the warrants to be exercisable	$ 10,000,000.0
Subsequent Event [Member] | Settlement Of Other Agreement [Member] | Warrants To Purchase Class A Common Stock [Member]
Subsequent Event [Line Items]
Class of warrants or rights term	5 years
Subsequent Event [Member] | Alameda Research [Member] | Prefunding Of Research [Member] | Amendment To The Subscription Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period shares conversion of debt | shares		1,500,000
Stock issued during the period value conversion of debt		$ 15,000,000.0
Subsequent Event [Member] | Counter Realm Shire Services [Member] | White Label Services Agreement [Member]
Subsequent Event [Line Items]
Term of service agreement			4 years
Convertible Debt [Member] | Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | FTX Ventures [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 100,000,000.0
Long term debt bearing fixed interest rate percentage				3.00%
Long term debt term				48 months
Debt instrument conversion price per share | $ / shares				$ 10.00
Conversion Of Debt Into Equity [Member] | 2019 Convertible Debt | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt principal amount outstanding at the time of conversion		700,000
Convertible debt instrument accrued interest at the time of conversion		$ 30.00
Stock issued during the period shares conversion of debt | shares		225,331
Merger [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Adjustment to additional paid in capital transaction and issuance costs incurred		$ 20,100,000
Business combination transaction costs capitalized		$ 5,100,000
Excercise Of Warrants [Member] | Subsequent Event [Member] | Settlement Of Other Agreement [Member] | Warrants To Purchase Class A Common Stock [Member]
Subsequent Event [Line Items]
Class of warrants or rights excercised during the period | shares	1,664,394
Stock issued during the period shares new issues | shares	450,843
VPCC [Member] | Subsequent Event [Member] | Private Investment In Public Equity Investors [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares		$ 10.00
Common stock shares subscribed but not issued | shares		21,000,000
Common stock value subscribed but not issued		$ 210,000,000.0
VPCC [Member] | Prospective Conversion Of Common Stock From Class B To Class A [Member] | Subsequent Event [Member] | Founder Holder Earnout Shares [Member]
Subsequent Event [Line Items]
Common stock shares subject to forfeiture on conversion from one class to another | shares	1,586,037
Fair value of entity own equity	$ 12,100,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares					0.0001
Common Class A [Member] | Dave Inc [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares		$ 0.0001
Common Class A [Member] | Merger [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		0.0001
Common Class A [Member] | Merger [Member] | Subsequent Event [Member] | Dave Inc [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares		$ 10.00
Common Class A [Member] | VPCC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares outstanding and being excercised by the holders for redemption | shares		21,417,767
Temporary equity redemption price per share | $ / shares		$ 10.00
Shares outstanding and being excercised by the holders for redemption value		$ 224,200
Number of shares converted as a result of each share of non redeemed common stock		1
Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.0001
Common Class B [Member] | Subsequent Event [Member] | Contingent Share Agreement [Member]
Subsequent Event [Line Items]
Maximum percentage of shares eligible for redemption without any restriction		20.00%
Common stock shares subject to forfeiture | shares		951,622
Stock issued during the period shares share based compensation | shares	951,622
Percentage of shares forfeited	100.00%
Class A And Class V Common Stock [Member] | Merger [Member] | Subsequent Event [Member] | Dave Inc [Member]
Subsequent Event [Line Items]
Business acquistion equity intrest issued or issuable value assigned		$ 3,500,000,000.0
Class V Common Stock [Member] | Merger [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001
Class V Common Stock [Member] | Merger [Member] | Subsequent Event [Member] | Dave Inc [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares		$ 10.00